DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Long-Term Debt Obligations

As of December 31, 2017 and 2016 the carrying values of our long-term debt obligations, net of unamortized debt issuance costs of $5 million and $14 million, respectively, are as follows:

	December 31,
	2017	2016
	(In thousands)
Senior Notes	$495,000	$493,461
North Ocean 105 construction financing	24,511	31,877
Vendor equipment financing	15,686	-
Term Loan	-	212,070
Amortizing Notes	-	7,932
Other, including capital lease obligations	1,780	7,180
	536,977	752,520
Less: Amounts due within one year	24,264	48,125
Total long-term debt	$512,713	$704,395

Scheduled Maturities of Long-Term Debt During Five Years

Scheduled maturities of long-term debt subsequent to December 31, 2017 are as follows:

(In thousands)
2018	$24,291
2019	9,516
2020	8,170
2021	500,000
Total Debt	541,977
Debt Issuance Costs	(5,000)
Total Debt - Net of Issuance Costs	$536,977

Summary of Redemption Prices Expressed as Percentage

At any time, or from time to time, on or after May 1, 2017, at our option, we may redeem the Senior Notes, in whole or in part, at the redemption prices (expressed as percentages of principal amount of the Senior Notes to be redeemed) set forth below, together with accrued and unpaid interest to the redemption date, if redeemed during the 12-month period beginning May 1 of the years indicated:

Year	Percentage
2017	104%
2018	102
2019 and thereafter	100